The New Economy Fund®
Investment portfolio
August 31, 2021
unaudited
Common stocks 95.59% Information technology 33.34%	Shares	Value (000)
Microsoft Corp.	4,875,205	$1,471,728
Broadcom, Inc.	1,725,883	858,126
Ceridian HCM Holding, Inc.[1]	7,075,333	794,914
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,751,424	446,457
Taiwan Semiconductor Manufacturing Company, Ltd.	2,394,000	53,040
Mastercard, Inc., Class A	1,382,263	478,581
Shopify, Inc., Class A, subordinate voting shares[1]	278,453	424,580
ASML Holding NV	507,172	421,885
Adobe, Inc.[1]	603,993	400,870
PayPal Holdings, Inc.[1]	1,373,333	396,426
Cree, Inc.[1,2]	3,920,516	333,165
Samsung Electronics Co., Ltd.	5,025,850	332,470
Applied Materials, Inc.	2,287,396	309,096
Arista Networks, Inc.[1]	818,000	302,276
Micron Technology, Inc.	3,428,666	252,693
Affirm Holdings, Inc., Class A1	2,518,741	242,655
Advanced Micro Devices, Inc.[1]	2,176,039	240,931
Autodesk, Inc.[1]	710,743	220,394
Dell Technologies, Inc., Class C1	2,187,537	213,197
Snowflake, Inc., Class A1	695,705	211,738
StoneCo, Ltd., Class A1	3,965,385	184,549
ServiceNow, Inc.[1]	284,202	182,924
RingCentral, Inc., Class A1	719,607	181,528
PagSeguro Digital, Ltd., Class A1	2,881,911	171,387
NortonLifeLock, Inc.	6,012,837	159,701
Atlassian Corp. PLC, Class A1	397,747	145,997
Accenture PLC, Class A	413,737	139,247
Square, Inc., Class A1	472,579	126,684
EPAM Systems, Inc.[1]	197,829	125,188
SK hynix, Inc.	1,357,000	124,646
HubSpot, Inc.[1]	149,441	102,288
Smartsheet, Inc., Class A1	1,179,836	93,880
Zscaler, Inc.[1]	331,282	92,209
MongoDB, Inc., Class A1	226,497	88,748
Visa, Inc., Class A	381,531	87,409
CrowdStrike Holdings, Inc., Class A1	278,557	78,274
Lam Research Corp.	126,505	76,513
Fiserv, Inc.[1]	607,116	71,512
Motorola Solutions, Inc.	263,110	64,257
Apple, Inc.	409,095	62,113
Datadog, Inc., Class A1	413,087	56,923
Keyence Corp.	93,500	56,203
Amphenol Corp., Class A	722,980	55,402
CCC Intelligent Solutions Holdings, Inc.[1,3,4]	2,467,640	27,766
CCC Intelligent Solutions Holdings, Inc.[1]	2,122,100	24,616
SailPoint Technologies Holdings, Inc.[1]	1,088,200	50,993
FleetCor Technologies, Inc.[1]	190,838	50,244
The New Economy Fund — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cloudflare, Inc., Class A1	402,178	$48,559
Qorvo, Inc.[1]	232,043	43,631
Lightspeed Commerce, Inc. SV, subordinate voting shares[1]	372,544	41,419
Zoom Video Communications, Inc., Class A1	141,568	40,984
Zendesk, Inc.[1]	309,000	38,192
Global Payments, Inc.	222,612	36,206
Okta, Inc., Class A1	129,919	34,247
Jack Henry & Associates, Inc.	182,735	32,231
Keysight Technologies, Inc.[1]	176,645	31,687
SAP SE	205,300	30,897
Bottomline Technologies (de), Inc.[1]	703,054	29,718
Pegasystems, Inc.	215,503	29,660
Dolby Laboratories, Inc., Class A	293,902	29,129
MediaTek, Inc.	893,000	29,033
Qualtrics International, Inc., Class A1	545,321	24,692
Palo Alto Networks, Inc.[1]	46,434	21,408
Insight Enterprises, Inc.[1]	202,700	20,856
Amadeus IT Group SA, Class A, non-registered shares[1]	293,902	17,948
DocuSign, Inc.[1]	60,120	17,810
SimCorp AS	114,104	15,559
Kingdee International Software Group Co., Ltd.[1]	4,180,000	15,210
Avalara, Inc.[1]	83,511	15,007
OBIC Co., Ltd.	75,000	14,282
Xero, Ltd.[1]	125,000	13,883
ALTEN SA, non-registered shares	81,000	13,342
Nice, Ltd. (ADR)	45,674	13,277
Confluent, Inc., Class A1,2	209,765	11,728
Suse SA1,2	327,045	11,708
Nomura Research Institute, Ltd.	217,200	8,164
Stripe, Inc., Class B1,3,5,6	52,548	2,403
Nu Holdings, Ltd., Class A1,3,5,6	53,131	1,976
		11,821,269
Health care 16.80%
UnitedHealth Group, Inc.	1,563,047	650,650
Thermo Fisher Scientific, Inc.	943,473	523,580
Abbott Laboratories	3,365,324	425,276
Agilon Health, Inc.[1,3,4]	8,829,569	293,583
Agilon Health, Inc.[1]	2,062,538	72,189
WuXi Biologics (Cayman), Inc.[1]	22,186,000	343,454
Daiichi Sankyo Company, Ltd.	13,614,900	323,557
Insulet Corp.[1]	1,050,845	312,952
Humana, Inc.	683,053	276,923
Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,534,913	201,442
WuXi AppTec Co., Ltd., Class H	9,954,452	198,386
Ultragenyx Pharmaceutical, Inc.[1]	1,730,071	166,589
PerkinElmer, Inc.	786,397	145,326
Molina Healthcare, Inc.[1]	533,278	143,329
Cigna Corp.	654,850	138,599
Exact Sciences Corp.[1]	1,153,148	120,366
Allakos, Inc.[1]	1,323,104	117,968
Centene Corp.[1]	1,869,598	117,747
Guardant Health, Inc.[1]	903,997	115,052
NovoCure, Ltd.[1]	854,000	114,615
Catalent, Inc.[1]	806,136	105,152
The New Economy Fund — Page 2 of 11

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CanSino Biologics, Inc., Class H1	2,500,400	$98,827
Stryker Corp.	322,308	89,312
Zoetis, Inc., Class A	431,517	88,271
Oak Street Health, Inc.[1]	1,326,396	61,983
Olympus Corp.	2,939,000	61,751
Vertex Pharmaceuticals, Inc.[1]	305,699	61,228
Gilead Sciences, Inc.	706,339	51,407
Regeneron Pharmaceuticals, Inc.[1]	73,412	49,436
Eli Lilly and Company	168,673	43,567
Penumbra, Inc.[1]	130,502	35,882
Carl Zeiss Meditec AG, non-registered shares	144,508	31,924
Syneos Health, Inc., Class A1	337,347	31,299
AbCellera Biologics, Inc.[1,2]	1,832,343	30,747
Cano Health, Inc.[1]	2,491,548	29,824
Zai Lab, Ltd.[1]	210,529	29,776
Teladoc Health, Inc.[1]	205,943	29,742
Bachem Holding AG, Class B	35,997	26,337
Align Technology, Inc.[1]	35,546	25,202
R1 RCM, Inc.[1]	988,939	19,502
Rede D’Or Sao Luiz SA	1,433,239	19,076
BioMarin Pharmaceutical, Inc.[1]	225,529	18,992
Amplifon SpA	357,436	18,688
ICON PLC[1]	61,557	15,744
Applied Molecular Transport, Inc.[1]	503,100	15,128
M3, Inc.	200,400	13,481
TG Therapeutics, Inc.[1]	403,824	10,932
Aier Eye Hospital Group Co., Ltd., Class A	1,600,102	10,448
Global Blood Therapeutics, Inc.[1]	302,140	8,668
HOYA Corp.	40,000	6,465
Notre Dame Intermédica Participações SA	414,000	6,400
Chugai Pharmaceutical Co., Ltd.	154,000	6,030
Genus PLC	32,600	2,660
		5,955,464
Communication services 15.75%
Netflix, Inc.[1]	2,411,299	1,372,487
Alphabet, Inc., Class C1	235,157	684,128
Alphabet, Inc., Class A1	182,870	529,217
Facebook, Inc., Class A1	2,045,759	776,120
Snap, Inc., Class A1	5,211,729	396,665
Tencent Holdings, Ltd.	5,906,496	365,442
Comcast Corp., Class A	5,205,329	315,859
ZoomInfo Technologies, Inc., Class A1	4,391,301	286,269
Sea, Ltd., Class A (ADR)[1]	373,760	126,450
Bumble, Inc., Class A1	1,836,967	100,115
Charter Communications, Inc., Class A1	121,054	98,860
Playtika Holding Corp.[1]	3,712,792	97,981
Epic Games, Inc.[1,3,5,6]	84,438	86,606
New York Times Co., Class A	1,611,494	81,832
Endeavor Group Holdings, Inc., Class A1	2,615,588	68,005
T-Mobile US, Inc.[1]	453,342	62,117
Live Nation Entertainment, Inc.[1]	433,627	37,595
Match Group, Inc.[1]	240,128	33,003
Activision Blizzard, Inc.	399,797	32,931
The New Economy Fund — Page 3 of 11

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Warner Music Group Corp., Class A	548,408	$20,840
Scout24 AG	139,007	11,686
		5,584,208
Consumer discretionary 11.68%
Amazon.com, Inc.[1]	240,673	835,326
MercadoLibre, Inc.[1]	306,649	572,652
Floor & Decor Holdings, Inc., Class A1	1,990,446	245,422
Five Below, Inc.[1]	990,626	210,815
DraftKings, Inc., Class A1	3,254,046	192,932
Hilton Worldwide Holdings, Inc.[1]	1,515,037	189,168
General Motors Company[1]	3,289,072	161,198
Airbnb, Inc., Class A1	1,012,466	156,922
Flutter Entertainment PLC (EUR denominated)[1]	775,011	150,399
Booking Holdings, Inc.[1]	61,172	140,675
Burlington Stores, Inc.[1]	468,608	140,343
Marriott International, Inc., Class A1	990,217	133,818
Chipotle Mexican Grill, Inc.[1]	65,591	124,841
Dollar General Corp.	496,597	110,697
NIKE, Inc., Class B	645,340	106,313
Home Depot, Inc.	302,799	98,767
Aptiv PLC[1]	648,097	98,634
Peloton Interactive, Inc., Class A1	866,033	86,768
Carvana Co., Class A1	248,525	81,531
Kering SA	63,033	50,163
DoorDash, Inc., Class A1	223,772	42,830
LVMH Moët Hennessy-Louis Vuitton SE	54,135	40,065
Farfetch, Ltd., Class A1	808,000	33,823
Galaxy Entertainment Group, Ltd.[1]	5,182,000	33,214
Etsy, Inc.[1]	118,157	25,553
EssilorLuxottica	114,590	22,495
Wayfair, Inc., Class A1,2	61,905	17,380
THG PLC[1]	1,775,000	15,020
Sony Group Corp.	90,000	9,293
Meituan, Class B1	226,791	7,261
Bandai Namco Holdings, Inc.	73,100	5,077
		4,139,395
Financials 8.20%
Kotak Mahindra Bank, Ltd.[1]	20,328,482	488,307
AIA Group, Ltd.	33,831,400	404,326
JPMorgan Chase & Co.	1,460,095	233,542
Marqeta, Inc., Class B1,3,4	6,704,956	184,976
Arch Capital Group, Ltd.[1]	4,162,026	171,059
Berkshire Hathaway, Inc., Class B1	576,545	164,759
Tradeweb Markets, Inc., Class A	1,718,043	149,487
HDFC Bank, Ltd.	6,463,501	140,004
S&P Global, Inc.	279,802	124,182
CME Group, Inc., Class A	602,904	121,618
Discover Financial Services	929,688	119,205
Futu Holdings, Ltd. (ADR)[1,2]	1,070,406	101,892
Nasdaq, Inc.	453,377	88,762
Intercontinental Exchange, Inc.	611,928	73,144
KKR & Co., Inc.	947,190	60,895
RenaissanceRe Holdings, Ltd.	338,136	52,996
The New Economy Fund — Page 4 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Citigroup, Inc.	580,372	$41,735
Marsh & McLennan Companies, Inc.	241,713	37,997
Janus Henderson Group PLC	787,804	34,159
SVB Financial Group[1]	57,647	32,253
MSCI, Inc.	36,731	23,309
Bajaj Finserv, Ltd.	76,000	17,852
Coinbase Global, Inc., Class A1	60,400	15,644
KakaoBank Corp.[1]	187,484	13,567
Allfunds Group PLC[1]	626,123	11,283
		2,906,953
Industrials 6.32%
CSX Corp.	12,701,529	413,181
Safran SA	1,373,764	172,361
L3Harris Technologies, Inc.	734,500	171,146
Union Pacific Corp.	785,194	170,261
Airbus SE, non-registered shares[1]	1,176,394	160,710
Copart, Inc.[1]	1,106,372	159,672
Carrier Global Corp.	1,561,500	89,942
TransDigm Group, Inc.[1]	123,950	75,296
Honeywell International, Inc.	313,760	72,764
Old Dominion Freight Line, Inc.	249,700	72,093
Northrop Grumman Corp.	191,318	70,348
Sungrow Power Supply Co., Ltd., Class A	2,711,666	65,988
General Electric Co.	544,405	57,386
Norfolk Southern Corp.	209,353	53,079
Raytheon Technologies Corp.	601,271	50,964
Equifax, Inc.	165,201	44,978
Wizz Air Holdings PLC[1]	666,243	44,517
Nidec Corp.	385,800	44,256
Ryanair Holdings PLC (ADR)[1]	395,051	42,547
Uber Technologies, Inc.[1]	1,019,977	39,922
Boeing Company[1]	168,406	36,965
Stericycle, Inc.[1]	425,800	29,636
Rentokil Initial PLC	2,853,078	22,766
NIBE Industrier AB, Class B	1,278,868	17,828
Hefei Meyer Optoelectronic Technology, Inc., Class A	2,601,296	17,294
IMCD NV	80,000	15,761
Sydney Airport, units[1]	2,314,475	13,494
InPost SA1	491,874	9,583
Melrose Industries PLC	2,642,432	6,094
		2,240,832
Utilities 0.98%
ENN Energy Holdings, Ltd.	16,844,700	333,322
NextEra Energy, Inc.	169,934	14,273
		347,595
Consumer staples 0.82%
Costco Wholesale Corp.	447,543	203,851
Monster Beverage Corp.[1]	402,131	39,236
Herbalife Nutrition, Ltd.[1]	647,183	33,226
Ocado Group PLC[1]	567,677	15,711
		292,024
The New Economy Fund — Page 5 of 11

unaudited
Common stocks (continued) Materials 0.77%	Shares	Value (000)
Sherwin-Williams Company	867,418	$263,409
Air Liquide SA, non-registered shares	57,968	10,391
		273,800
Real estate 0.64%
Equinix, Inc. REIT	120,379	101,534
CIFI Ever Sunshine Services Group, Ltd.	33,762,000	69,716
Embassy Office Parks REIT	11,085,000	54,296
		225,546
Energy 0.29%
Neste OYJ	1,256,905	76,490
Reliance Industries, Ltd.	795,000	24,590
		101,080
Total common stocks (cost: $17,680,199,000)		33,888,166
Preferred securities 0.76% Consumer discretionary 0.64%
Maplebear, Inc., Series H, noncumulative preferred shares[1,3,5,6]	830,425	103,803
Maplebear, Inc., Series I, noncumulative preferred shares[1,3,5,6]	398,330	49,791
Rivian Automotive, Inc., Series E, preferred shares[1,3,5,6]	854,011	49,960
Rivian Automotive, Inc., Series F, preferred shares[1,3,5,6]	428,706	25,079
		228,633
Information technology 0.12%
Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,3,5,6]	482,666	17,955
Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,3,5,6]	82,437	3,067
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,3,5,6]	68,370	2,543
Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,3,5,6]	4,719	176
Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,3,5,6]	2,508	93
Innovium, Inc., Series F, 8.00% noncumulative preferred shares[1,3,5,6]	1,973,749	15,973
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,5,6]	22,617	1,034
		40,841
Total preferred securities (cost: $171,347,000)		269,474
Convertible bonds & notes 0.03% Consumer discretionary 0.03%	Principal amount (000)
Rivian Automotive, Inc., convertible notes, 0% 2026[1,3,5,6]	$10,373	10,373
Total convertible bonds & notes (cost: $10,373,000)		10,373
Short-term securities 3.63% Money market investments 3.48%	Shares
Capital Group Central Cash Fund 0.06%[7,8]	12,329,983	1,233,122
The New Economy Fund — Page 6 of 11

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.15%	Shares	Value (000)
Capital Group Central Cash Fund 0.06%[7,8,9]	236,742	$23,676
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,9]	20,403,974	20,404
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	11,008,861	11,009
		55,089
Total short-term securities (cost: $1,287,975,000)		1,288,211
Total investment securities 100.01% (cost: $19,149,894,000)		35,456,224
Other assets less liabilities (0.01)%		(3,101)
Net assets 100.00%		$35,453,123
Investments in affiliates8

	Value of affiliates at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 8/31/2021 (000)	Dividend income (000)
Short-term securities 3.54%
Money market investments 3.48%
Capital Group Central Cash Fund 0.06%[7]	$1,688,527	$3,121,197	$3,576,619	$36	$(19)	$1,233,122	$791
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 0.06%[7,9]	—	23,676[10]				23,676	—[11]
Total short-term securities						1,256,798
Total 3.54%				$36	$(19)	$1,256,798	$791
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $59,717,000, which represented .17% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $877,157,000, which represented 2.47% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $506,325,000, which represented 1.43% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Rate represents the seven-day yield at 8/31/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Maplebear, Inc., Series H, noncumulative preferred shares	11/13/2020	$49,826	$103,803.29%
Maplebear, Inc., Series I, noncumulative preferred shares	2/26/2021	49,791	49,791.14
Epic Games, Inc.	3/29/2021	74,728	86,606.24
Rivian Automotive, Inc., Series E, preferred shares	7/10/2020	13,229	49,960.14
Rivian Automotive, Inc., Series F, preferred shares	1/19/2021	15,798	25,079.07
Rivian Automotive, Inc., convertible notes, 0% 2026	7/23/2021	10,373	10,373.03
Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	16,419	17,955.05
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	2,804	3,067.01
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	2,326	2,543.01
Nu Holdings, Ltd., Class A	1/27/2021	1,807	1,976.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	161	176.00
The New Economy Fund — Page 7 of 11

unaudited
Private placement securities (continued)	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	$85	$93.00%
Innovium, Inc., Series F, 8.00% noncumulative preferred shares	9/21/2020	20,000	15,973.05
Stripe, Inc., Class B	5/6/2021	2,109	2,403.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	908	1,034.00
Total private placement securities		$260,364	$ 370,832	1.05%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
The New Economy Fund — Page 8 of 11

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,789,124	$27,766	$4,379	$11,821,269
Health care	5,661,881	293,583	—	5,955,464
Communication services	5,497,602	—	86,606	5,584,208
Consumer discretionary	4,139,395	—	—	4,139,395
Financials	2,721,977	184,976	—	2,906,953
Industrials	2,240,832	—	—	2,240,832
Utilities	347,595	—	—	347,595
Consumer staples	292,024	—	—	292,024
Materials	273,800	—	—	273,800
Real estate	225,546	—	—	225,546
Energy	101,080	—	—	101,080
Preferred securities	—	—	269,474	269,474
Convertible bonds & notes	—	—	10,373	10,373
Short-term securities	1,288,211	—	—	1,288,211
Total	$34,579,067	$506,325	$370,832	$35,456,224
The New Economy Fund — Page 9 of 11

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
August 31, 2021 (dollars in thousands):
	Beginning value at 12/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3*	Ending value at 8/31/2021
Investment securities	$284,724	$—	$177,309	$—	$—	$110,136	$(201,337)	$370,832
Net unrealized appreciation during the period on Level 3 investment securities held at August 31, 2021								$110,136
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 8/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$90,985	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	EV/Gross profit multiple	22.5x	22.5x	Increase
			Premium to EV/Gross profit multiple	32% - 43%	38%	Increase
			EV/Sales multiple	8.8x	8.8x	Increase
			Discount to EV/Sales multiple	48%	48%	Decrease
Preferred securities	$269,474	Transaction price	N/A	N/A	N/A	N/A
		Expected merger proceeds	Expected considerations	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
			Risk discount	10%	10%	Decrease
		Recent market information	Estimated initial public offering equity valuation	$72 billion	$72 billion	Increase
			Risk discount	30%	30%	Decrease
Convertible bonds & notes	$10,373	Transaction price	N/A	N/A	N/A	N/A
Total	$370,832
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
EV = Enterprise value
The New Economy Fund — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-014-1021O-S85329	The New Economy Fund — Page 11 of 11